WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
WARRANTS AND OPTIONS	NOTE 9 – WARRANTS AND OPTIONS As of December 31, 2013, there were no warrants or options outstanding to acquire any additional shares of common stock.